401(k) and ProfitSharing Plan	12 Months Ended
Dec. 31, 2023
401(k) and ProfitSharing Plan
401(k) and Profit-Sharing Plan

Note 15.  401(k) and Profit-Sharing Plan

The Company has a defined contribution plan covering all employees who meet certain age and service requirements.  The pension expense was $764,796 and $698,000 for 2023 and 2022, respectively. These amounts represent discretionary matching contributions of a portion of the voluntary employee salary deferrals under the 401(k) plan and discretionary profit-sharing contributions under the plan.